Shareholders’ equity	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Shareholders’ equity

27.	Shareholders’ equity

a) Capital

According to the by-laws, Banco Santander's capital stock may be increased up to the limit of its authorized capital, regardless of statutory reform, by resolution of the Board of Directors and through the issuance of up to 9,090,909,090 (nine billion, ninety million, nine hundred and nine thousand and ninety) shares, subject to the established legal limits on the number of preferred shares. Any capital increase that exceeds this limit will require stockholders' approval.

At the Extraordinary Shareholders' Meeting held on March 31, 2021, it was approved in the context of the partial spin-off of Santander Brasil, which resulted in the segregation of the shares of its ownership issued by Getnet Adquirência e Serviços para Meios de Contas SA. (“Getnet”), with version of the spun-off portion for Getnet, the reduction in the share capital of Santander Brasil in the total amount of two billion reais, without the cancellation of shares, increasing the share capital of Santander Brasil from fifty-seven billion reais to fifty-five billions of reais.

The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

	Thousand of shares
	2022			2021
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	120,850	146,392	267,242	109,718	135,345	245,063
Foreign residents	3,697,845	3,533,444	7,231,289	3,708,977	3,544,491	7,253,468
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(31,162)	(31,162)	(62,324)	(15,755)	(15,755)	(31,510)
Total outstanding	3,787,533	3,648,674	7,436,207	3,802,940	3,664,081	7,467,021

	Thousand of shares
				2020
				Common	Preferred	Total
Brazilian residents				109,885	135,438	245,323
Foreign residents				3,708,810	3,544,398	7,253,208
Total shares				3,818,695	3,679,836	7,498,531
(-) Treasury shares				(18,829)	(18,829)	(37,658)
Total outstanding				3,799,866	3,661,007	7,460,873

b) Dividends and Interest on Capital

By-laws, shareholders are guaranteed a minimum dividend of 25% of net income for each year, adjusted in accordance with legislation. Preferred shares do not have voting rights and cannot be converted into common shares, but they have the same rights and advantages granted to common shares, in addition to priority in the distribution of dividends and an additional 10% on dividends paid to common shares, and in the reimbursement of capital, without premium, in the event of the Bank's dissolution.

Dividends were calculated and paid in accordance with Brazilian Corporate Law.

Before the Annual Shareholders' Meeting, the Board of Directors may decide on the declaration and payment of dividends on the profits earned, based on: (i) balance sheets or profit reserves existing in the last balance sheet or (ii) balance sheets issued in periods of less than six months, provided that the total dividends paid in each semester of the fiscal year does not exceed the amount of capital reserves. These dividends are fully imputed to the mandatory dividend.

CMN Resolution No. 4,885, of December 23, 2020, prohibits institutions authorized to operate by the Central Bank of Brazil from remunerating equity above the highest between: i) 30% of net income adjusted pursuant to item I of article 20 of Law No. 6.404/76; or ii) mandatory minimum dividends established by article 202 of Law 6,404/76, including in the form of Interest on Equity, until December 31, 2020. The rule also prohibits the reduction of the share capital, except in specific situations, and the increase in the remuneration of its officers, administrators and members of the Board of Directors and the Fiscal Council.

We present below the distribution of dividends and Interest on Equity made on December 31, 2022, December 31, 2021 and December 31, 2020.

	2022
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Dividends (1)(5)	1,300,000	165.95	182.55	348.50	165.95	182.55	348.50
Interest on Capital (1)(6)	1,700,000	217.02	238.72	455.73	184.46	202.91	387.37
Dividends (2)(6)	700,000	89.45	98.40	187.85	89.45	98.40	187.85
Interest on Capital (2)(6)	1,000,000	127.79	140.57	268.36	108.62	119.48	228.10
Interest on Capital (3)(6)	1,700,000	217.75	239.52	457.27	185.09	203.59	388.68
Dividends (4)(6)	820,000	105.02	115.53	220.55	105.02	115.53	220.55
Interest on Capital (4)(6)	880,000	112.71	123.98	236.69	95.80	105.38	201.19
Total	8,100,000

(1)	Deliberated by the Board of Directors on February 1, 2022, paid on March 4, 2022, without any monetary restatement.
(2)	Deliberated by the Board of Directors on April 14, 2022, paid on May 16, 2022, without any monetary restatement.
(3)	Deliberated by the Board of Directors on August 5, 2022, paid on September 6, 2022, without any monetary restatement.
(4)	Deliberated by the Board of Directors on October 13, 2022, paid on November 22, 2022, without any remuneration by way of updating.
(5)	They were fully imputed to the minimum mandatory dividends distributed by the Bank for the year 2021.

(6)	Will be fully imputed to the mandatory minimum dividends to be distributed by the Bank for the year 2022.

	2021
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Dividends (1)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (2)5)	3,400,000	434.04	477.45	911.49	368.94	405.83	774.77
Dividends (3)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (4) (5)	249,000	31.79	34.97	66.75	27.02	29.72	56.74
Total	9,649,000
(1)	Deliberated by the Board of Directors on February 2, 2021, paid on March 3, 2021, without any monetary restatement.
(2)	Deliberated by the Board of Directors on July 27, 2021, paid on September 3, 2021, without any monetary restatement.
(3)	Deliberated by the Board of Directors on October 26, 2021, paid on December 3, 2021, without any monetary restatement.
(4)	Resolved by the Board of Directors on December 28, 2021, paid on February 3, 2022, without any remuneration by way of monetary restatement.
(5)	They were fully imputed to the minimum mandatory dividends distributed by the Bank for the year 2021.

	2020
		Reais per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Interest on Capital (1) 5)	890,000	113.71	125.08	238.79	96.65	106.32	202.97
Interest on Capital (2) (5)	770,000	98.37	108.21	206.58	83.62	91.98	175.60
Interest on Capital (3) (5)	1,000,000	127.76	140.54	268.30	108.59	119.45	228.04
Interim Dividends (4) (5)	665,000	84.96	93.45	178.41	72.21	79.44	151.65
Interest on Capital (5) (6)	512,085	65.43	71.97	137.40	65.43	71.97	137.40
Total	3,837,085

(1)	Deliberated by the Board of Directors on April 27, 2020, paid on June 24, 2020, without any compensation as compensation restatement.

(2)	Deliberated by the Board of Directors on July 28, 2020, paid on September 25, 2020, without any remuneration as monetary update.

(3)	Deliberated by the Board of Directors on October 26, 2020, paid on December 23, 2020, without any remuneration to currency update title.

(4)	Deliberated by the Board of Directors on December 28, 2020, paid from February 1, 2021, without any compensation as a monetary update.

(5)	They were fully imputed to the mandatory minimum dividends to be distributed by the Bank for the year 2020.
(6)	Deliberated by the Board of Directors on February 2, 2021, paid on March 3, 2021, without any remuneration as currency update.

c) Reserves

The reserves are allocated as follows after the deductions and statutory provisions, from the net income:

Legal reserve

In accordance with Brazilian Corporate Law, 5% is transferred to the legal reserve, until it reaches 20% of the share capital. This reserve is designed to ensure the integrity of the capital and can only be used to offset losses or increase capital.

Capital reserve

The Bank´s capital reserve consists of: goodwill reserve for subscription of shares and other capital reserves, and can only be used to absorb losses that exceed retained earnings and profit reserves, redemption, reimbursement or acquisition of shares for the Bank´s own issue; capital increase, or payment of dividends to preferred shares under certain circumstances.

Reserve for equalization dividend

After the allocation of dividends, the remaining balance if any, may, upon proposal of the Executive Board and approved by the Board of Directors, be allocated to reserve for equalization of dividends, which will be limited to 50% of the capital. This reserve aims to ensure funds for the payment of dividends, including as interest on own capital, or any interim payment to maintain the flow of shareholders remuneration.

d) Treasury shares

In a meeting held on August 2, 2022, the Board of Directors approved, in continuation of the repurchase program that expired on the same date, a new program for the repurchase of Units and ADRs issued by Banco Santander, directly or through its branch in Cayman, to be held in treasury or later sold.

The Buyback Program covers the acquisition of up to 36,986,424 Units, representing 36,986,424 common shares and 36,986,424 preferred shares, which corresponded, on June 30, 2022, to approximately 1% of the Bank's share capital. As of June 30, 2022, Banco Santander had 345,962,035 common shares and 373,766,448 preferred shares outstanding.

The purpose of the repurchase is (1) to maximize the generation of value for shareholders through an efficient management of the capital structure; and (2) enable the payment of administrators, management-level employees and other employees of the Bank and companies under its control, under the terms of the Long-Term Incentive Plans. The term of the Buyback Program is up to 18 months from August 3, 2022, ending on February 5, 2024.

	2022	2021	2020
	Quantity	Quantity	Quantity
	Units	Units	Units
Treasury shares at beginning of the period	15,755	18,829	16,702
Shares Acquisitions	20,297	91	5,052
Payment - Share-based compensation	(4,891)	(3,165)	(2,925)
Treasury shares at end of the period	31,161	15,755	18,829
Balance of Treasury Shares in thousand of reais	R$ 1,217,545	R$ 711,268	R$ 789,587
Emission Costs in thousands of Reais	R$ 1,771	R$ 1,771	R$ 1,771
Balance of Treasury Shares in thousands of reais	R$ 1,219,316	R$ 713,039	R$ 791,358

Cost/Share Price	Units	Units	Units
Minimum cost (1)	R$7.55	R$7.55	R$7.55
Weighted average cost (1)	R$27.73	R$33.86	R$33.24
Maximum cost (1)	R$49.55	R$49.55	R$49.55
Share Price	R$28.19	R$29.98	R$44.83
(1)	Considering since the beginning of operations on the stock exchange.

Additionally, in the year ended December 31, 2022, treasury shares were traded which resulted in a gain of R$68,895 (2021 – loss of R$40,820 and 2020 – loss of R$9,274), recorded directly in shareholders' equity in reserves of capital.